Stockholders' equity (Details 4) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			9 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Common stock
Diluted earnings per share calculation if the conversion of the convertible notes had been included
Income available to stockholders	$ 3,005	$ 3,931	$ 3,660	$ 11,098	$ 6,874
Weighted average number of shares outstanding (in shares)	3,216,400	3,227,765	3,249,181	3,224,448	3,223,301
Earnings per share (in dollars per share)	$ 0.93	$ 1.22	$ 1.13	$ 3.44	$ 2.13
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 0.93	$ 1.22	$ 1.13	$ 3.44	$ 2.16
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)
Preferred class A stock (including twelve golden shares)
Diluted earnings per share calculation if the conversion of the convertible notes had been included
Income available to stockholders	$ 1,930	$ 2,521	$ 2,378	$ 7,115	$ 4,473
Weighted average number of shares outstanding (in shares)	2,033,746	2,056,215	2,103,758	2,049,637	2,090,387
Earnings per share (in dollars per share)	$ 0.95	$ 1.23	$ 1.13	$ 3.47	$ 2.14
Income (loss) from continuing operations, per diluted Share (in dollars per share)	$ 0.95	$ 1.23	$ 1.13	$ 3.47	$ 2.17
Income (loss) from discontinued operations, per diluted share (in dollars per share)					$ (0.03)